Debt and Credit Agreements - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Commercial paper borrowings outstanding	CAD 1,491,000,000	CAD 0
Maximum authorized principal amount	8,723,000,000	8,923,000,000
Issuance of long-term debt under MTN Program	350,000,000	628,000,000
Haldimand Hydro and Woodstock Hydro [Member]
Debt Instrument [Line Items]
MTN loan repaid and redeemed	35,000,000
Maximum [Member]
Debt Instrument [Line Items]
Maximum authorized principal amount	3,500,000,000
Medium-Term Note [Member]
Debt Instrument [Line Items]
Remaining borrowing capacity	CAD 3,500,000
Remaining available for issuance period	January 2018
Issuance of long-term debt under MTN Program	CAD 350,000,000	628,000,000
MTN loan repaid and redeemed	550,000,000	CAD 750,000,000
Commercial Paper [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	CAD 2,300,000,000
Maturities days of commercial paper	365 days
Committed, Unsecured and Unused Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	CAD 2,300,000,000
Remaining borrowing capacity	CAD 2,300,000,000